Summary of Significant Accounting Policies (Details 4)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Percentage Of Revenue With Customer	35.00%	40.00%	41.00%	45.00%
Customer B [Member]
Concentration Percentage Of Revenue With Customer	11.00%	11.00%	14.00%	7.00%
Customer C [Member]
Concentration Percentage Of Revenue With Customer			0.00%	15.00%